Reconciliation to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 446,308,547	$ 436,124,644
Employers contributions receivable	(2,001,596)	(1,634,502)
Excess contributions payable	29,719	135,272
Net assets available for benefits per the Form 5500	$ 444,336,670	$ 434,625,414